Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

For the years ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2023
Insurance revenue	$—	$17,844	$5,055	$(1,543)	$21,356
Net investment income (loss) excluding result for segregated fund holders	466	11,176	903	(959)	11,586
Fee income	1	1,687	6,647	(503)	7,832
Other income	—	169	—	—	169
Total revenue	$467	$30,876	$12,605	$(3,005)	$40,943
Shareholders’ net income (loss)	$3,165	$1,908	$1,084	$(2,992)	$3,165
December 31, 2022
(restated, see Note 2)
Insurance revenue	$—	$16,973	$3,147	$(1,218)	$18,902
Net investment income (loss) excluding result for segregated fund holders	589	(18,474)	(1,365)	(1,330)	(20,580)
Fee income	1	1,630	6,239	(423)	7,447
Total revenue	$590	$129	$8,021	$(2,971)	$5,769
Shareholders’ net income (loss)	$2,941	$1,603	$1,017	$(2,620)	$2,941

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2023
Invested assets	$26,239	$164,557	$13,913	$(30,381)	$174,328
Reinsurance contract held assets	$—	$5,858	$3	$(67)	$5,794
Insurance contract assets	$—	$184	$637	$(637)	$184
Total other general fund assets	$4,547	$13,302	$9,805	$(3,171)	$24,483
Investments for account of segregated fund holders	$—	$128,396	$56	$—	$128,452
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$135,445	$291	$(67)	$135,669
Reinsurance contract held liabilities	$—	$2,260	$—	$(637)	$1,623
Investment contract liabilities	$—	$11,672	$—	$—	$11,672
Total other general fund liabilities	$7,300	$15,041	$14,880	$(5,596)	$31,625
Insurance contract liabilities for account of segregated fund holders	$—	$18,985	$56	$—	$19,041
Investment contract liabilities for account of segregated fund holders	$—	$109,411	$—	$—	$109,411

December 31, 2022
(restated, see Note 2)
Invested assets	$25,851	$159,311	$12,322	$(28,695)	$168,789
Reinsurance contract held assets	$—	$6,182	$3	$(70)	$6,115
Insurance contract assets	$—	$75	$719	$(719)	$75
Total other general fund assets	$6,594	$12,877	$14,570	$(10,704)	$23,337
Investments for account of segregated fund holders	$—	$125,242	$50	$—	$125,292
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$130,908	$456	$(70)	$131,294
Reinsurance contract held liabilities	$—	$2,322	$—	$(719)	$1,603
Investment contract liabilities	$—	$10,728	$1	$(1)	$10,728
Total other general fund liabilities	$9,916	$14,580	$18,886	$(11,578)	$31,804
Insurance contract liabilities for account of segregated fund holders	$—	$23,089	$50	$—	$23,139
Investment contract liabilities for account of segregated fund holders	$—	$102,153	$—	$—	$102,153